Impairment of assets	12 Months Ended
Dec. 31, 2022
Impairment Of Assets [Abstract]
Impairment of assets
17	Impairment of assets
For the fiscal year ended December 31, 2022, the Company performed impairment tests over its long-lived assets (fixed assets, intangible assets, including goodwill, and right of use assets) of the cash-generating units (product lines) to which goodwill and indefinite-lived assets are allocated, as well as for the additional CGUs with long-lived assets.
As a result of the impairment tests performed, the Company did not identify a scenario of devaluation or reversal of impairment losses. The following chart presents the changes on impairment losses during 2021:

	12.31.2020	Additions	Reversal	Amortization	12.31.2021
Cash-generating units
Mid-Size / Super Mid-Size Platform	60.4	—	(57.9)	(2.5)	—
Satellites	3.8	1.6	—	—	5.4

	64.2	1.6	(57.9)	(2.5)	5.4

Allocation of impairment losses
Fixed assets - Machinery and equipment	11.3				—
Fixed assets - Tooling	1.5				—
Intangibles - Internally developed	51.4				5.4

	64.2				5.4

Operating segments (Note 3 6 )
Executive Aviation	60.4				—
Defense & Security	3.8				5.4

	64.2				5.4

Except for the sensitivity analysis presented as follows of the main CGUs of the Company, the remaining CGUs present headroom falling in a range of approximately 50% to 1,000% when comparing the recoverable amount measured by its value-in-use and carrying amount in reporting date. Therefore, Management concludes there was no significant risk of impairment loss in these CGUs, considering the assumptions applied in the sensitivity analysis of this reporting period.

The sensitivity analysis presented demonstrates how changes to certain key assumptions in the impairment test of the main CGUs of the Company would change the test results.
E2 Platform (Commercial Aviation)
The impacts over future cash flows related to the decision to pause for three years in the development of the E175-E2 aircraft, approved by the Board of Directors on February 18, 2022, was considered by Management in the impairment test of the E2 Platform CGU as of December 31, 2022, and did not result in impairment losses.

Key assumption	Factor	Sensitivity	Impact in impairment test
Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share	—	5%	Negative changes of 5% in the estimated volume of deliveries would cause reduction in the CGU headroom from US$ 287 to US$ 175

Discount rate	9.9%	100bps	Increase of 100bps in the discount rate would cause reduction in the CGU headroom from US$ 287 to US$ 158

Foreign exchange rate (US$/R$) – rate applied to translate cash flows generated in foreign currency (R$) to the functional currency (US$)	R$ 5.2177	10%	Reduction of 10% in foreign exchange rate (US$/R$) would cause impairment losses of US$ 99
17. 1 Key assumptions of impairment test:

•
Impairment tests as of December 31, 2022 were prepared based on value-in-use
applying the expected cash flow and the ‘traditional’ approach defined by IAS 36, which the Company understands is not substantially different of the CGUs fair value less cost to sell under current market conditions. The process of estimating the value-in-use
involves assumptions, judgments and estimates of future cash flows.

•
The Company identified a new CGU as of December 31, 2022. The “E1 Cargo” UGC is linked to the “Services & Support” segment and encompasses the commercialization, development, certification, and conversion of
E195-E1
and
E190-E1
to freighter version and after-sales cargo.

•
Future cash flows were projected for a period of 5 years (2023 to 2027) and discounted using a weighted average cost of capital (WACC) rate, reconciled to an estimated pre-tax rate of 9.9% and 10.7% on December 31, 2022, and 2021, respectively.

•
Part of the future cash flows were budgeted in Reais and translated to the Company’s functional currency (U.S. dollar) based on the observable rate on 12/31/2022 of R$ 5.2177. The 6.5% appreciation of the Real against the U.S. dollar in 2022 did not have a significant impact on future cash flows.